[CIGNA TREE LEAVES GRAPHIC APPEARS HERE]


                                                                  CIGNA Variable
                                                                Products S&P 500
                                                                      Index Fund
________________________________________________________________________________

                                                               SEMIANNUAL REPORT
                                                                   JUNE 30, 2000






                                          [CIGNA TREE LOGO GRAPHIC APPEARS HERE]
                                                                           CIGNA

________________________________________________________________________________
                                                                               1



DEAR SHAREHOLDERS:

We are pleased to provide this report for CIGNA Variable Products S&P 500 Index Fund (the "Fund"), covering the six months ended June 30, 2000.

THE MARKET ENVIRONMENT
The only constant in the U.S. equity markets during the first quarter of the new millennium seemed to be volatility. Investors moved between bargain hunting in "old economy" stocks and perceived opportunities for relative value rotation within "new economy" stocks.

Many of the large cap high technology names which had achieved new highs in the final days of 1999, including Microsoft, Yahoo!, Lucent and America Online, were down from their highs 15% to 25% by the end of January -- dragging the S&P 500(R) Index with them. By February 25, the Index had declined 8%. However, the trend toward value stocks was dramatically reversed in March, as investors returned to high growth technology names, driving the Index to its single highest monthly return -- 9.7% -- in nine years. As a result, the S&P 500(R) rebounded to provide a 2.29% return for the full quarter. The Fund performed in line with the Index for the same period, generating a net total return of 2.19%.

During the second quarter, U.S. equity markets were heavily influenced by events unfolding in the domestic fixed income markets. Despite several early signals that growth was slowing, the Federal Reserve (Fed) continued to raise interest rates, increasing the federal funds rate to 6.50% in May, its highest level since 1991.

Projected capital cost increases and wage pressures, along with several high-profile reported earnings misses, pulled the S&P 500(R) Index down 5% over the first two months of the quarter. However, later in the quarter U.S. equity markets staged a mild rally, convinced that the state of fixed income markets provided further evidence of an economic slowdown. Consequently, rates were left unchanged at the Fed's June meeting.

The S&P 500(R) Index was able to recover a portion of its previous losses, finishing with a quarterly total return of -2.66%. On a year-to-date basis, the return of the Index is down 0.42%, which represents its first negative semi-annual return since 1994. In this environment, the Fund has closely tracked its benchmark, generating a -2.70% net total return during the quarter and a -0.57% return year-to-date.

"Old economy" stocks, whose earnings are perceived to be most vulnerable to increasing costs of capital, continued to suffer most. These "value" stocks became an even greater value during the quarter, as the S&P 500/BARRA Value Index, which lost 4.30%, lagged the results of the S&P 500/BARRA Growth Index, which lost 1.47%. Mid-cap stocks, as measured by the S&P MidCap 400/BARRA Value Index, which slipped 3.30%, gave back some of their considerable first quarter gains, while the S&P SmallCap 600 Index, which advanced 1.01%, generated the most attractive returns.

Technology stocks, which remain the single largest sector of the Index, continued to forfeit previous gains. Returns for this group were further depressed by Microsoft's antitrust woes, as the software giant finished the quarter with a -9.20% total return. Defensive stocks gained on growing expectations of an economic slowdown; the health care, consumer staples, energy and utilities sectors were the best performers.

As was the case in the first quarter, the growing market breadth has continued to afford active managers the opportunity to outperform passive managers. According to Lipper Analytical Services, the majority of stock funds have outperformed the

________________________________________________________________________________
                                                                               2



S&P500(R) for the first half of 2000, although results posted by both types of managers have lagged the results of the average money market account.

OUTLOOK
Second quarter results continue to reinforce the view that the Fed's interest rate hikes to date should successfully produce a soft landing for the economy. A shift in assets from overpriced technology names to undervalued and ignored components of the equity markets has already begun. However, while specific sectors appear to be capable of delivering solid returns, the broad equity market, as represented by the S&P500(R) Index, will be faced with a number of challenges over the remainder of the year. The cash flows into equity mutual funds that have supported market levels for some time have slowed significantly, according to the Investment Company Institute. Additionally, the wealth effect that has fueled demand appears to be dissipating. Sustained increases in corporate borrowing rates and rising business costs for labor and energy have begun to erode profit margins. Although earnings growth has surpassed its peak, earnings disappointments are likely to increase. However, an economic slowdown should support positive, yet unspectacular, equity returns going forward.

Sincerely,


/s/ Richard H. Forde

Richard H. Forde
PRESIDENT
CIGNA VARIABLE PRODUCTS
S&P 500 INDEX FUND

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           3
June 30, 2000 (Unaudited)

                                                           MARKET
                                             NUMBER OF      VALUE
                                               SHARES       (000)
------------------------------------------------------------------
COMMON STOCKS - 85.1%
General Electric Co.                          210,900    $ 11,178
Intel Corp.                                    71,400       9,545
Cisco Systems, Inc.*                          148,300       9,426
Microsoft Corp.*                              112,200       8,976
Pfizer, Inc.                                  134,150       6,439
Exxon Corp.                                    74,162       5,822
Wal-Mart Stores, Inc.                          95,000       5,474
Oracle Corp.*                                  60,536       5,089
Citigroup, Inc.                                71,888       4,331
Nortel Networks Corp.                          63,140       4,309
International Business Machines Corp.          37,800       4,141
Lucent Technologies, Inc.                      69,436       4,114
American International Group, Inc.             32,812       3,855
Merck & Co., Inc.                              49,000       3,755
E M C Corp.*                                   46,224       3,556
SBC Communications, Inc.                       72,294       3,127
Sun Microsystems, Inc.*                        33,800       3,074
Coca-Cola Co.                                  52,800       3,033
Johnson & Johnson                              29,600       3,016
Royal Dutch Petroleum Co.                      45,700       2,813
WorldCom, Inc.*                                61,013       2,799
Dell Computer Corp.*                           54,900       2,707
Hewlett-Packard Co.                            21,300       2,660
America Online, Inc.*                          49,000       2,585
Home Depot, Inc.                               49,350       2,464
Bristol-Myers Squibb Co.                       42,000       2,446
Lilly (Eli) & Co.                              24,100       2,407
Texas Instruments, Inc.                        34,900       2,397
Viacom, Inc., Class B*                         32,333       2,205
A T & T Corp.                                  67,686       2,141
Time Warner, Inc.                              28,000       2,128
Morgan Stanley, Dean Witter, Discover & Co.    24,140       2,010
Disney (Walt) Co.                              44,300       1,719
BellSouth Corp.                                39,900       1,701
Tyco International Ltd.                        35,839       1,698
Bell Atlantic Corp.                            32,894       1,671
American Home Products Corp.                   27,700       1,627
Procter & Gamble Co.                           27,900       1,597
Corning, Inc.                                   5,900       1,592
Schering-Plough Corp.                          31,100       1,571



                                                            MARKET
                                           NUMBER OF         VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
Applied Materials, Inc.*                      17,200      $  1,559
Amgen, Inc.*                                  21,900         1,538
Bank of America Corp.                         35,318         1,519
American Express Company                      28,500         1,486
Abbott Laboratories                           33,000         1,471
Yahoo, Inc.*                                  11,600         1,437
Pharmacia Corp.                               27,030         1,397
PepsiCo, Inc.                                 30,800         1,369
Motorola, Inc.                                45,891         1,334
Wells Fargo & Co.                             34,360         1,331
Philip Morris Companies, Inc.                 48,700         1,294
GTE Corp.                                     20,600         1,282
Medtronic, Inc.                               25,300         1,260
Chase Manhattan Corp.                         26,226         1,208
Chevron Corp.                                 13,900         1,179
Sprint Corp. (PCS Group)*                     19,500         1,160
Federal National Mortgage Association         21,700         1,132
Ford Motor Co.                                25,600         1,101
Micron Technology, Inc.*                      11,800         1,039
Enron Corp.                                   15,600         1,006
NEXTEL Communications, Inc., Class A*         16,200           991
Schwab (Charles) Corp.                        29,025           976
du Pont (E.I.) de Nemours & Co.               22,178           970
Merrill Lynch & Co., Inc.                      8,300           955
McDonald's Corp.                              28,700           945
Sprint Corp. (FON Group)                      18,500           944
VERITAS Software Corp.*                        8,300           938
Qualcomm, Inc.*                               15,600           936
Compaq Computer Corp.                         35,875           917
U.S. West, Inc.                               10,699           917
Schlumberger Ltd.                             12,100           903
MediaOne Group, Inc.*                         13,000           860
Boeing Company                                19,376           810
Gillette Co.                                  22,300           779
Comcast Corp., Class A (Special)              19,100           774
Colgate-Palmolive Co.                         12,300           736
Bank of New York, Inc.                        15,600           725
Automatic Data Processing, Inc.               13,400           718
Anheuser-Busch Companies, Inc.                 9,600           717
Agilent Technologies, Inc.                     9,628           710
Siebel System, Inc.*                           4,300           703



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           4
June 30, 2000 (Unaudited) (Continued)

                                                             MARKET
                                               NUMBER OF      VALUE
                                                 SHARES       (000)
--------------------------------------------------------------------
Minnesota Mining and Manufacturing Co.            8,500      $  701
Walgreen Co.                                     21,300         686
Kimberly-Clark Corp.                             11,732         673
General Motors Corp.                             11,400         662
FleetBoston Financial Corp.                      19,401         660
Banc One Corp.                                   24,319         646
Computer Associates International, Inc.          12,512         640
Texaco, Inc.                                     11,700         623
Federal Home Loan Mortgage Corp.                 14,700         595
United Technologies Corp.                        10,100         595
Tellabs, Inc.*                                    8,700         595
Marsh & McLennann Companies, Inc.                 5,700         595
Honeywell, Inc.                                  16,787         566
Gap (The), Inc.                                  18,062         564
Target Corp                                       9,700         563
Analog Devices, Inc.*                             7,400         562
Xilins, Inc.*                                     6,800         561
Emerson Electric Co.                              9,100         549
Clear Channel Communications, Inc.*               7,200         540
ADC Telecommunications, Inc.*                     6,400         537
Seagram Company Ltd.                              9,200         534
Alcoa, Inc.                                      18,368         533
Solectron Corp.*                                 12,600         528
Network Appliance, Inc.*                          6,500         523
Unilever NV                                      12,135         522
First Union Corp.                                20,928         519
Global Crossing Ltd.*                            18,770         494
Safeway, Inc.*                                   10,800         487
MBNA Corp.                                       16,968         460
Halliburton Co.                                   9,400         444
First Data Corp.                                  8,900         442
Cardinal Health, Inc.                             5,950         440
Firstar Corp.                                    20,773         438
Duke Energy Co.                                   7,762         438
Baxter International, Inc.                        6,200         436
Dow Chemical Co.                                 14,400         435
Altera Corp.                                      4,200         428
Linear Technology Corp.                           6,600         422
3Com Corp.*                                       7,300         421
AES Corp.*                                        9,200         420
ALLTEL Corp.                                      6,700         415



                                                            MARKET
                                           NUMBER OF         VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
Electronic Data Systems Corp.                 10,000       $   413
Household International, Inc.                  9,946           413
Fifth Third Bancorp                            6,525           413
Bestfoods                                      5,900           409
Maxim Integrated Products, Inc.*               5,900           401
Eastman Kodak Co.                              6,700           399
Mellon Financial Corp.                        10,800           394
Kroger Co.*                                   17,700           391
Morgan (J.P.) & Co.                            3,500           385
Williams Companies, Inc.                       9,200           384
Kohl's Corp.*                                  6,900           384
Gateway, Inc.*                                 6,700           380
Illinois Tool Works, Inc.                      6,400           365
HCA - The Healthcare Co.                      11,900           361
State Street Corp.                             3,400           361
Sara Lee Corp.                                18,500           357
Apple Computer, Inc.*                          6,800           356
Allstate Corp.                                15,896           354
Gannett Co., Inc.                              5,900           353
LSI Logic Corp.*                               6,500           352
CIGNA Corp.                                    3,700           346
Associates First Capital Corp., Class A       15,438           344
Washington Mutual, Inc.                       11,705           338
Omnicom Group                                  3,800           338
Southern Company                              14,300           333
Lowes Companies, Inc.                          8,100           333
CVS Corp.                                      8,300           332
Paychex, Inc.                                  7,900           332
Heinz (H.J.) Co.                               7,500           328
Conoco, Inc., Class B                         13,258           326
Medimmune, Inc.*                               4,400           326
Adobe Systems, Inc.                            2,500           325
Guidant Corp.*                                 6,500           322
American General Corp.                         5,198           317
Costco Wholesale Corp.*                        9,400           310
United Healthcare Corp.                        3,600           309
U. S. Bancorp, Inc.                           16,002           308
Northern Trust Corp.                           4,700           306
International Paper Co.                       10,151           303
Albertson's, Inc.                              9,013           300
Comverse Technology, Inc.*                     3,200           298



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           5
June 30, 2000 (Unaudited) (Continued)

                                                             MARKET
                                            NUMBER OF         VALUE
                                               SHARES         (000)
--------------------------------------------------------------------
Sysco Corp.                                     7,000        $  295
Xerox Corp.                                    14,100           293
SunTrust Banks, Inc.                            6,400           292
PNC Financial Services Group, Inc.              6,200           291
PE Corp. (Biosystems Group)                     4,400           290
Sanmina Corp.*                                  3,300           282
Interpublic Group of Companies, Inc.            6,400           275
Phillips Petroleum Co.                          5,400           274
Coastal Corp.                                   4,500           274
Best Buy Co., Inc.*                             4,300           272
Providian Financial Corp.                       3,000           270
Teradyne Inc.*                                  3,600           265
Seagate Technology, Inc.*                       4,800           264
Hartford Financial Services Group, Inc.         4,700           263
Campbell Soup Company                           9,000           262
Computer Sciences Corp.*                        3,500           261
AFLAC, Inc.                                     5,600           257
Kellogg Co.                                     8,600           256
Carnival Corp.                                 13,100           255
Advanced Micro Devices, Inc.*                   3,300           255
Caterpillar, Inc.                               7,500           254
Scientific-Atlanta, Inc.                        3,400           253
Waste Management, Inc.                         13,132           250
Sears, Roebuck & Company                        7,500           245
General Mills, Inc.                             6,400           245
El Paso Energy Corp Del.                        4,808           245
Lehman Brothers Holdings, Inc.                  2,540           240
Transocean Sedco Forex, Inc.                    4,471           239
Harley-Davidson, Inc.                           6,400           236
Wachovia Corp.                                  4,300           233
Fedex Corp.*                                    6,100           232
NIKE, Inc., Class B                             5,800           231
Tribune Company                                 6,500           228
KLA-Tencor Corp.*                               3,900           228
Chubb Corp.                                     3,700           228
Avon Products, Inc.                             5,100           227
McGraw-Hill Cos., Inc.                          4,200           227
General Dynamics Corp.                          4,300           225
National City Corp.                            13,100           224
Baker Hughes, Inc.                              6,990           224
Pitney-Bowes, Inc.                              5,600           224



                                                            MARKET
                                          NUMBER OF          VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
Clorox Co.                                     5,000        $  224
Burlington Northern Santa Fe Corp.             9,667           222
Conexant Systems,  Inc.                        4,500           219
Weyerhaeuser Co.                               5,000           215
Dominion Resources, Inc.                       4,998           214
Cendant Corp.*                                15,004           210
Quaker Oats Co.                                2,800           210
Allergan, Inc.                                 2,800           209
Lockheed Martin Corp.                          8,360           207
Biogen, Inc.*                                  3,200           206
National Semiconductor Corp.*                  3,600           204
Kansas City Southern Inds., Inc. *             2,300           204
Southwest Airlines Co.                        10,725           203
American Electric Power Co., Inc.              6,800           201
Molex, Inc.                                    4,175           201
Wrigley (Wm.) Jr. Company                      2,500           200
PG & E Corp.                                   8,100           199
ConAgra, Inc.                                 10,400           198
Aegon NV ARS*                                  5,530           197
Union Pacific Corp.                            5,300           197
Limited, Inc.                                  9,000           195
Aetna, Inc.                                    3,042           195
Radioshack Corp.                               4,100           194
Mercury Interactive Corp.*                     2,000           194
Boston Scientific Corp.*                       8,800           193
Marriott International, Inc.                   5,300           191
BMC Software, Inc.*                            5,200           190
FPL Group, Inc.                                3,800           188
Capital One Financial Corp.                    4,200           187
Reliant Energy, Inc.                           6,307           186
Lexmark Int'l. Group, Inc. Class A*            2,700           182
Deere (John) & Co.                             4,900           181
Nabisco Group Holding Corp.                    6,900           179
Tenet Healthcare Corp.*                        6,600           178
BB&T Corp.                                     7,400           177
Burlington Resources, Inc.                     4,610           176
Delphi Automotive System Corp.                11,926           174
TXU Corp.                                      5,900           174
Dover Corp.                                    4,300           174
Textron, Inc.                                  3,200           174
Masco Corp.                                    9,500           172



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           6
June 30, 2000 (Unaudited) (Continued)

                                                             MARKET
                                               NUMBER OF      VALUE
                                               SHARES         (000)
--------------------------------------------------------------------
Convergys Corp.*                               3,300        $  171
May Department Stores Co.                      7,050           169
Aon Corp.                                      5,425           169
Unocal Corp.                                   5,100           169
KeyCorp                                        9,516           168
American Power Conversion Co.                  4,100           167
USX-Marathon Group                             6,600           165
St. Paul Companies, Inc.                       4,832           165
Occidental Petroleum Corp.                     7,800           164
PPG Industries, Inc.                           3,700           164
Franklin Resources, Inc.                       5,300           161
Avery Dennison Corp.                           2,400           161
Public Service Enterprises Group, Inc.         4,600           159
Rohm & Haass Co.*                              4,585           158
Novellus System, Inc.*                         2,800           158
PECO Energy Co.                                3,900           157
Newell Rubbermaid, Inc.                        6,007           155
Staples, Inc.*                                 9,950           153
Barrick Gold Corp.                             8,400           153
Edison International                           7,400           152
Becton, Dickinson and Co.                      5,300           152
Air Products & Chemicals, Inc.                 4,900           151
Comerica, Inc.                                 3,350           150
Federated Department Stores, Inc.*             4,400           149
Starbucks Corp.*                               3,900           149
Lincoln National Corp.                         4,100           148
Danaher Corp.                                  3,000           148
Coca-Cola Enterprises, Inc.                    9,000           147
Unicom Corp.                                   3,800           147
Alcan Aluminum Ltd.                            4,600           143
Circuit City Stores, Inc.                      4,300           143
New York Times Co., Class A                    3,600           142
Entergy Corp.                                  5,200           141
Ingersoll-Rand Co.*                            3,500           141
Hershey Foods Corp.                            2,900           141
Apache Corp.                                   2,400           141
Raytheon Co., Class B                          7,200           139
Consolidated Edison Co. of N.Y., Inc.          4,700           139
Golden West Financial Corp.                    3,400           139
Union Carbide Corp.                            2,800           139
Dow Jones & Co., Inc.                          1,900           139



                                                            MARKET
                                          NUMBER OF          VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
Dollar General Corp.                           7,047       $   137
Paine Webber Group, Inc.                       3,000           137
Delta Air Lines, Inc.                          2,700           137
Anadarko Petroleum Corp.                       2,700           133
Loews Corp.                                    2,200           132
AmSouth Bancorporation                         8,300           131
ALZA Corp.*                                    2,200           130
Sapient Corp.*                                 1,200           128
Praxair, Inc.                                  3,400           127
Archer-Daniels-Midland Co.                    12,874           126
Ralston Purina Co.                             6,300           126
Rockwell International Corp.                   4,000           126
TJX Companies, Inc.                            6,600           124
McKesson HBOC, Inc.                            5,923           124
SLM Holding Corp.                              3,300           124
Jefferson-Pilot Corp.                          2,175           123
Norfolk Southern Corp.                         8,100           121
Kerr-McGee Corp.                               2,038           120
Mattel, Inc.                                   8,945           118
Union Pacific Resources Group, Inc.            5,349           118
Amerada Hess Corp.                             1,900           117
IMS Health, Inc.                               6,400           115
FirstEnergy Corp.                              4,900           115
TRW, Inc.                                      2,600           113
Cox Communications, Inc., Class A*             2,458           112
Columbia Energy Group                          1,700           112
Progressive Corp, Ohio                         1,500           111
Cincinnati Financial Corp.                     3,500           110
C P & L Energy, Inc.*                          3,400           109
Bed Bath & Beyond, Inc.*                       3,000           109
Watson Pharmaceuticals, Inc.*                  2,000           108
Eaton Corp.                                    1,600           107
Fort James Corp.                               4,600           106
Price (T. Rowe) & Assoc., Inc.                2,500           106
Synovus Financial Corp.                        5,950           105
Ecolab, Inc.                                   2,700           105
Charter One Financial, Inc.                    4,500           104
Constellation Energy Group                     3,200           104
UNUMProvident  Corp.                           5,125           103
Penney (J.C.) Co., Inc.                        5,500           101
Bear Stearns Companies, Inc.                   2,425           101



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           7
June 30, 2000 (Unaudited) (Continued)

                                                             MARKET
                                              NUMBER OF       VALUE
                                               SHARES         (000)
--------------------------------------------------------------------
MBIA, Inc.                                      2,100        $  101
Tiffany & Co.                                   1,500           101
MGIC Investment Corp.                           2,200           100
Northrop Grumman Corp.                          1,500            99
Cabletron Systems, Inc.*                        3,900            98
Ameren Corp.                                    2,900            98
Florida Progress Corp.                          2,100            98
CSX Corp.                                       4,600            97
Dun & Bradstreet Corp.                          3,400            97
Unisys Corp.*                                   6,600            96
PeopleSoft, Inc.*                               5,730            96
DTE Energy Co.                                  3,100            95
Georgia-Pacific Corp.                           3,600            94
Wellpoint Health Networks*                      1,300            94
Tricon Global Restaurants, Inc.*                3,240            92
Biomet, Inc.                                    2,400            92
Johnson Controls, Inc.                          1,800            92
Regions Financial Corp.                         4,600            91
Summit Bancorp                                  3,700            91
Sealed Air Corp.*                               1,736            91
Vulcan Materials Co.                            2,100            90
Young & Rubicam, Inc.                           1,500            86
Tosco Corp.                                     3,000            85
CenturyTel, Inc.                                2,950            85
Knight-Ridder, Inc.                             1,600            85
Bausch & Lomb, Inc.                             1,100            85
Cinergy Corp.                                   3,320            84
Union Planters Corp.                            3,000            84
PE Corp. (Celera Genomics Group)*                 900            84
AMR Corp Del.*                                  3,100            82
Harcourt General, Inc.                          1,500            82
SouthTrust Corp.                                3,600            81
Eastman Chemical Co.                            1,700            81
Brown-Forman Corporation, Class B               1,500            81
Parker-Hannifin Corp.                           2,325            80
St Jude Medical Center,  Inc.*                  1,750            80
Compuware Corp.*                                7,600            79
Equifax, Inc.                                   3,000            79
Old Kent Financial Corp.                        2,940            79
Fortune Brands, Inc.                            3,400            78
Sabre Holdings Corp                             2,740            78



                                                            MARKET
                                          NUMBER OF          VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
Goodrich, (B.F.) Co.                            2,300        $   78
NCR Corp.                                       2,000            78
Huntington Bancshares, Inc.                     4,879            77
Newmont Mining Corp.                            3,563            77
Genuine Parts Co.                               3,750            75
Ceridian Corp.*                                 3,100            75
Black & Decker Corp.                            1,900            75
Whirlpool Corp.                                 1,600            75
Millipore Corp.                                 1,000            75
Sempra Energy                                   4,354            74
Sherwin-Williams Co.                            3,500            74
Tektronix, Inc.*                                1,000            74
Toys 'R Us, Inc.*                               5,000            73
Dana Corp.                                      3,443            73
Countrywide Credit Industries, Inc.             2,400            73
Citrix Systems, Inc.*                           3,800            72
Thermo Electron Corp.*                          3,400            72
New Century Energies, Inc.                      2,400            72
Hilton Hotels Corp.                             7,600            71
Kmart Corp.*                                   10,300            70
Nordstrom, Inc.                                 2,900            70
GPU, Inc.                                       2,600            70
Leggett & Platt, Inc.                           4,200            69
Torchmark Corp.                                 2,800            69
Conseco, Inc.                                   6,958            68
Block (H & R), Inc.                             2,100            68
Northern States Power Co.                       3,300            67
Placer Dome, Inc.                               6,900            66
Goodyear Tire and Rubber Co.                    3,300            66
PP & L Resources, Inc.                          3,000            66
AutoZone, Inc.*                                 3,000            66
International Flavors & Fragrances, Inc.        2,200            66
Maytag Corp.                                    1,800            66
PACCAR, Inc.                                    1,650            66
PerkinElmer, Inc.                               1,000            66
Novell, Inc.*                                   7,000            65
Cooper Industries, Inc.                         2,000            65
Mallinckrodt Group, Inc.                        1,500            65
Parametric Technology Corp.*                    5,800            64
Phelps Dodge Corp.                              1,716            64
Inco Ltd.*                                      4,100            63



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           8
June 30, 2000 (Unaudited) (Continued)

                                                               MARKET
                                              NUMBER OF         VALUE
                                               SHARES           (000)
----------------------------------------------------------------------
Willamette Industries, Inc.                     2,300          $   63
Grainger (W.W.), Inc.                           2,000              62
Donnelley (R.R.) & Sons Co.                     2,700              61
Sigma-Aldrich Corp.                             2,100              61
Rowan Companies, Inc.*                          2,000              61
Pinnacle West Cap Corp.                         1,800              61
HealthSouth Corp.*                              8,400              60
VF Corp.                                        2,500              60
Nucor Corp.                                     1,800              60
U.S. Airways Group, Inc.*                       1,500              59
Harrah's Entertainment, Inc.*                   2,750              58
ITT Industries, Inc.                            1,900              58
Comcast Corp., Class A                          1,500              58
SuperValu, Inc.                                 3,000              57
Andrew Corp.*                                   1,693              57
SAFECO Corp.                                    2,800              56
Mead Corp.*                                     2,200              56
Sunoco, Inc.                                    1,900              56
Hasbro, Inc.                                    3,675              55
CMS Energy Corp.                                2,500              55
Niagara Mohawk Hldgs, Inc.*                     3,800              53
UST, Inc.                                       3,600              53
Westvaco Corp.                                  2,150              53
Ashland, Inc.                                   1,500              53
Bard (C. R.), Inc.                              1,100              53
Fluor Corp.                                     1,600              51
Temple-Inland, Inc.                             1,200              50
Pall Corp.                                      2,600              48
Adaptec, Inc.*                                  2,100              48
Coors (Adolph) Co., Class B                       800              48
Wendy's International, Inc.                     2,600              46
Liz Claiborne, Inc.                             1,300              46
Engelhard Corp.                                 2,650              45
Stanley Works                                   1,900              45
Autodesk, Inc.                                  1,300              45
Office Depot, Inc.*                             7,000              44
Winn-Dixie Stores, Inc.                         3,100              44
Darden Restaurants, Inc.                        2,700              44
Shared Medical Systems Corp.                      600              44
Navistar International Corp., Inc.*             1,400              43
Visteon Corp.*                                  3,352              41



                                                            MARKET
                                          NUMBER OF          VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
Crown Cork & Seal Co., Inc.                     2,700       $   41
Homestake Mining Co.                            5,500           38
Allied Waste Industries, Inc.*                  3,800           38
Energizer Holdings, Inc.*                       2,100           38
Deluxe Corp.                                    1,600           38
Great Lakes Chemical Corp.                      1,200           38
Eastern Enterprises                               600           38
Alberto-Culver Co., Class B                     1,200           37
Meredith Corp.                                  1,100           37
Bemis Company, Inc.                             1,100           37
Owens-Illinois,  Inc.*                          3,100           36
USX-U.S. Steel Group                            1,900           35
FMC Corp.*                                        600           35
Rite-Aid Corp.*                                 5,200           34
Quintiles Transnational Co.*                    2,400           34
Crane Co.                                       1,400           34
NICOR, Inc.                                     1,000           33
Freeport McMoRan Copper & Gold, Inc.,
    Class B                                     3,500           32
Hercules, Inc.                                  2,300           32
Allegheny Technologies, Inc.                    1,770           32
Brunswick Corp.                                 1,900           31
Boise Cascade Corp.                             1,200           31
Snap-On, Inc.                                   1,150           31
Tupperware Corp.                                1,300           29
Pactiv Corp.*                                   3,600           28
Consolidated Stores Corp.*                      2,300           28
Centex Corp.                                    1,200           28
Waddell & Reed Financial, Inc., Class B           954           28
American Greetings Corp., Class A               1,400           27
Dillard's, Inc., Class A                        2,100           26
Quest Diagnostics, Inc.*                          362           26
Ryder System, Inc.                              1,300           25
Payless ShoeSource, Inc.*                         496           25
Louisiana-Pacific Corp.                         2,100           23
Thomas & Betts Corp.                            1,200           23
Peoples Energy Corp.                              700           23
Timken Co.                                      1,200           22
Cummins Engine Co., Inc.                          800           22
CommScope, Inc.*                                  500           21
Worthington Industries, Inc.                    1,900           20



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           9
June 30, 2000 (Unaudited) (Continued)

                                                             MARKET
                                               NUMBER OF      VALUE
                                               SHARES         (000)
--------------------------------------------------------------------
Kaufman & Broad Home Corp.                     1,000        $   20
Pulte Corp.                                      900            20
Potlatch  Corp.                                  600            20
Ball Corp.                                       600            19
Cooper Tire & Rubber Co.                       1,600            18
Grace (W.R.) & Co.                             1,500            18
Reebok International Ltd.*                     1,100            18
National Service Industries, Inc.                900            18
Longs Drug Stores Corp.                          800            17
Briggs & Stratton Corp.                          500            17
Humana, Inc.*                                  3,300            16
Manor Care, Inc.*                              2,300            16
Polaroid Corp.                                   900            16
ONEOK, Inc.                                      600            16
Newport News Shipbuilding & Dry Dock Co.         440            16
ChoicePoint, Inc.*                               360            16
Russell Corp.                                    700            14
Autoliv, Inc.                                    579            14
Great Atlantic & Pacific Tea Co., Inc.           800            13
Springs Industries, Inc., Class A                400            13
Armstrong Holdings, Inc.                         800            12
Neiman-Marcus Group.*                            421            12
McDermott International, Inc.                  1,200            11
Corn Products International, Inc.                425            11
Battle Mountain Gold Co.                       4,500            10
Owens-Corning Fiberglas Corp.                  1,100            10
Earthgrains Co.                                  512            10
Bethlehem Steel Corp.*                         2,600             9
Teledyne Technologies, Inc.*                     562             9
R. H. Donnelley Corp.*                           420             8
Roadway Express, Inc.                            300             7
Waddell & Reed Financial, Inc., Class A          221             7
Covance, Inc.*                                   725             6
Ryerson Tull, Inc.                               600             6
Harland (John H.) Co.                            400             6
General Semiconductor, Inc.*                     375             6
Strattec Security Corp.*                         180             6
Agribrands International, Inc.*                  130             5
U.S. Industries, Inc.                            320             4
Bally Total Fitness Holding Co.*                 175             4
Tenneco, Inc.                                    660             3



                                                             MARKET
                                               NUMBER OF      VALUE
                                               SHARES         (000)
--------------------------------------------------------------------
Arch Coal, Inc.                                   369         $   3
Schweitzer-Mauduit International, Inc.            230             3
Bassett Furniture Industries, Inc.                200             3
GC Companies, Inc.*                               120             3
Octel Corp.*                                      200             2
Highlands Insurance Group, Inc.*                  160             2
Aviall, Inc.*                                     300             1
Huttig Building Products, Inc.*                   288             1
Water Pik Technologies, Inc.*                      197             1
Crown Vantage, Inc.*                              120             1
Abercrombie and Fitch Co., Class A*                92             1
Crescendo Pharmaceuticals, Class A*                50             1
Safety-Kleen Corp.*                               560             1
Momentum Business Application, Class A*            86             1
Allergan Specialty Ther., Inc., Class A*           40             1
TOTAL COMMON STOCKS - 85.1%
    (Cost - $155,833)                                       267,419
                                                       -------------
PREFERRED STOCK - 0 .0%
    (Cost - $18)
Sealed Air Corp., Class A                         475            23
                                                       -------------
WARRANTS -0 .0%
    (Cost - $1)
Morrison Knudsen Corp., Expire 2003*               46             1
                                                       -------------




                                            PRINCIPAL
                                              (000)
                                         -------------
SHORT-TERM OBLIGATIONS - 14.8%
COMMERCIAL PAPER - 13.6%
American Express Co.,
      6.77%, 7/07/00                        $ 11,550     $  11,550
Daimler Chrysler NA, 6.78%, 7/5/00             12,302        12,302
Ford Motor Credit Co., 6.64%, 7/10/00          8,758         8,758
General Electric Cap. Corp., 6.81%,
  7/6/00                                      10,026        10,026
                                                      -------------

                                                            42,636
                                                      -------------


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND (Unaudited) (Continued)            10

                                                             MARKET
                                              Principal       VALUE
                                               (000)          (000)
--------------------------------------------------------------------
U. S. GOVERNMENT - 1.2%
U. S. Treasury Bills,
      5.57%, 8/24/00**                      $  1,785      $  1,785
      5.59%, 8/24/00 **                          694           694
      5.94%, 8/24/00**                            99            99
      5.56%, 9/21/00**                         1,068         1,068
                                                      -------------
                                                             3,646
                                                      -------------

TOTAL SHORT-TERM OBLIGATIONS
      (Cost - $46,282)                                      46,282
                                                      -------------

TOTAL INVESTMENTS IN SECURITIES - 99.9%
      (Total Cost - $202,134)                              313,727
Cash and Others Assets, Less Liabilities  - 0.1%               382
                                                      -------------

NET ASSETS - 100.0%                                      $ 314,109
                                                      =============

*     Non-income producing securities.
** This security, or a portion thereof, was pledged as collateral for Stock Index Futures Contracts. At June
      30, 2000, the Fund was long 136 S&P 500 Futures
      Contracts expiring in Sept. 2000. Unrealized losses amounted to $524,538. Underlying face value was $49,980,938 and underlying market value was $49,456,400.



    ------------------------------------------------------------------
    CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND
    TEN LARGEST POSITIONS (UNAUDITED)

                                                (000)
    General Electric Co.                      $11,178        4.2%
    Intel Corp.                                 9,545        3.6%
    Cisco Systems, Inc.                         9,426        3.5%
    Microsoft Corp.                             8,976        3.4%
    Pfizer, Inc.                                6,439        2.4%
    Exxon Corp.                                 5,822        2.2%
    Wal-Mart Stores, Inc.                       5,474        2.0%
    Oracle Corp.                                5,089        1.9%
    Citigroup, Inc.                             4,331        1.6%
    Nortel Networks Corp.                       4,309        1.6%
    ------------------------------------------------------------------





STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
(IN THOUSANDS)


ASSETS:
Investments at market value
   (Cost - $202,134)                   $313,727
Cash                                          1
Receivable for investments sold             169
Dividend receivable                         231
Interest receivable                          21
Variation margin receivables                328
Investment for trustees' deferred
   compensation plan                        136
Other                                        28
                                      ----------

     TOTAL ASSETS                       314,641
                                      ----------

LIABILITIES:
Payable for investments purchased           233
Deferred trustees' fees payable             136
Accrued advisory fees payable                64
Other accrued expenses
   (including $41 due to affiliate)          99
                                      ----------
     TOTAL LIABILITIES                      532
                                      ----------

NET ASSETS
   (Equivalent to $22.70 per share
   based on 13,837 shares
   outstanding)                        $314,109
                                      ==========


COMPONENTS OF NET ASSETS:
Paid in capital                        $196,870
Undistributed net investment income       2,301
Unrealized net appreciation of
  investments                           111,067
Accumulated net realized gain             3,871
                                      ----------

NET ASSETS                             $314,109
                                      ==========



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    11



STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
(IN THOUSANDS)


INVESTMENT INCOME
INCOME:
   Dividends (net of foreign taxes withheld of $13)                 $ 1,423
   Interest                                                           1,314
                                                            ----------------
                                                                      2,737
EXPENSES:
   Investment advisory fees                                             358
   Custodian fees                                                        84
   Administrative services                                               54
   Auditing and legal fees                                               16
   Other                                                                 10
   Trustees' fees                                                         6
                                                            ----------------
   Total expenses                                                       528
   Less expenses waived by adviser                                     (170)
                                                            ----------------
   Net Expenses                                                         358

NET INVESTMENT INCOME                                                 2,379
                                                            ----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments                                 2,556
   Net realized loss from futures contracts                             (82)
   Net unrealized depreciation of investments                        (4,642)
   Net unrealized depreciation from futures contracts                (1,664)
                                                            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (3,832)
                                                            ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $ (1,453)
                                                            ================




STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)


                                                SIX MONTHS
                                                   ENDED         YEAR ENDED
                                                  JUNE 30,      DECEMBER 31,
                                                    2000            1999
                                              --------------- ----------------
OPERATIONS:
Net investment income                            $   2,379        $   3,815
Net realized gain from investments                   2,556            2,975
Net realized gain (loss) from futures
    contracts                                          (82)           4,645
Net unrealized appreciation (depreciation)
    of investments                                  (4,642)          35,518
Net unrealized appreciation (depreciation)
on futures contracts                                (1,664)               8
                                            --------------- ----------------
Net increase (decrease) in net assets
    from operations                                 (1,453)          46,961
                                            --------------- ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
    ($0 and $0.51 per share)                             -           (6,138)
From net realized gain
    ($0 and $0.45 per share)                             -           (5,449)
                                            --------------- ----------------
Total distributions to shareholders                      -          (11,587)
                                            --------------- ----------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from shares sold                       48,470           63,755
Value of distributions reinvested                        -           11,587
                                            --------------- ----------------
                                                    48,470           75,342
Cost of shares redeemed                            (15,689)         (34,410)
                                            --------------- ----------------
Net increase from capital share
  transactions                                      32,781           40,932
                                            --------------- ----------------
NET INCREASE IN NET ASSETS                          31,328           76,306

NET ASSETS:
Beginning of period                                282,781          206,475
                                            --------------- ----------------
End of period (Including undistributed
    net investment income of $2,301
    and overdistributed net
    investment income of $78)                    $ 314,109       $  282,781
                                            =============== ================
TRANSACTIONS IN CAPITAL STOCK
Shares sold                                          2,148            2,989
Shares issued in reinvestment of
    dividends and distributions                       -                 518
                                            --------------- -----------------
                                                     2,148            3,507
Shares redeemed                                       (695)          (1,590)
                                            --------------- -----------------
Net increase in shares outstanding                   1,453            1,917
                                            =============== =================



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      12
(Unaudited)


1. UTILIZATION OF INDEXATION APPROACH. CIGNA Variable Products S&P 500 Index Fund (the "Fund") seeks to achieve its long term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

FUTURES CONTRACTS - The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there are unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no federal income or excise taxes on realized income have been accrued.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      13
(Unaudited) (Continued)


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. Payments in excess of financial accounting income due to differences between financial and tax accounting, to meet the minimum distribution requirements for tax basis income, are deducted from paid in capital when such differences are determined to be permanent.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.25% of average daily net assets until April 30, 2001, and afterwards to the extent described in the Fund's prospectus.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ending June 30, 2000, the Fund paid or accrued $54,270.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $29,813,679 and $6,313,915, respectively, for the six months ending June 30, 2000. As of June 30, 2000, the cost of securities, excluding short term obligations, held for federal income tax purposes was $202,489,087. At June 30, 2000, unrealized appreciation for federal income tax purposes aggregated $111,237,769, of which $120,331,081 related to appreciated securities and $9,093,312 related to depreciated securities.

6. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 13,837,168 shares outstanding at June 30, 2000, 13,682,172 shares were held by Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by CG Life. The remainder, representing 1.1% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      14
(Unaudited) (Continued)


7. FINANCIAL HIGHLIGHTS. The following selected per share data, ratios and supplemental data is computed on the basis of a share outstanding throughout the period:


                                                 (UNAUDITED)
                                                 6 MOS. ENDED
                                                   JUNE 30,                       YEAR ENDED DECEMBER 31,
                                                   2000           1999        1998         1997         1996        1995
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD               $ 22.83        $ 19.73     $ 15.83      $ 12.40     $ 10.75      $ 8.19
                                                 ----------    ----------- -----------   ----------   ---------   ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (d)                             0.16           0.32        0.34         0.25        0.22        0.21
Net realized and unrealized gain (loss)              (0.29)          3.75        4.14         3.86        2.17        2.80
                                                 ----------    ----------- -----------   ----------   ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                     (0.13)          4.07        4.48         4.11        2.39         3.01
                                                 ----------    ----------- -----------   ----------   ---------   ---------
LESS DISTRIBUTIONS:
From net investment income                            -             (0.51)      (0.40)       (0.32)      (0.29)       (0.27)
From capital gains                                    -             (0.46)      (0.18)       (0.36)      (0.45)       (0.18)
                                                 ----------    ----------- -----------   ----------   ---------   ---------

TOTAL DISTRIBUTIONS                                   -             (0.97)      (0.58)       (0.68)      (0.74)       (0.45)
                                                 ----------    ----------- -----------   ----------   ----------  ---------

NET ASSET VALUE, END OF PERIOD                     $ 22.70        $ 22.83     $ 19.73      $ 15.83     $ 12.40     $  10.75
                                                 ==========    =========== ===========   ==========   ==========  ==========

TOTAL INVESTMENT RETURN (c)                          (0.57)%(a)     20.77%      28.60%       33.35%      22.48%       36.82%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                              0.25% (b)      0.25%       0.25%        0.25%       0.60%        0.73%
Net investment income                                 1.66% (b)      1.57%       2.14%        1.93%       1.78%        2.05%
Fees and expenses waived or borne by the
  Adviser (c)                                         0.12% (b)      0.13%       0.19%        0.30%       0.04%        0.00%
Portfolio turnover                                       2% (a)         3%          2%           4%          4%           4%
Net assets, end of period (000 omitted)           $314,109       $282,781    $206,475     $116,308     $71,513      $66,283


(a)  Not annualized.
(b)  Annualized.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    15



TRUSTEES                                          OFFICERS

Hugh R. Beath                                     Richard H. Forde
ADVISORY DIRECTOR                                 CHAIRMAN OF THE BOARD
ADMEDIA CORPORATE ADVISORS, INC.                  AND PRESIDENT

Thomas C. Jones                                   Alfred A. Bingham III
PRESIDENT, CIGNA RETIREMENT &                     VICE PRESIDENT AND TREASURER
INVESTMENT SERVICES AND
CHAIRMAN OF THE BOARD,                            Jeffrey S. Winer
TIMESSQUARE CAPITAL                               VICE PRESIDENT AND SECRETARY
MANAGEMENT, INC.

Russell H. Jones
VICE PRESIDENT AND TREASURER
KAMAN CORPORATION

Paul J. McDonald
SPECIAL ADVISOR TO THE BOARD OF DIRECTORS
FRIENDLY ICE CREAM CORPORATION

________________________________________________________________________________

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

CIGNA Variable Products S&P 500 Index Fund is an open-end, diversified management investment company that seeks to achieve its long term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index. The investment adviser is TimesSquare Capital Management, Inc., 900 Cottage Grove Road, Hartford, Connecticut 06152.